Accrued and other liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Balance at beginning of year	€ 145.3	€ 119.1
Additions for the year	191.5	188.6
Utilization of the reserve	(193.5)	(162.8)
Effect of exchange rates	0.3	0.4
Balance at end of year	€ 143.6	€ 145.3